UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Cash Central Fund

August 31, 2017

TCC-QTLY-1017
1.805760.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 9.8%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.1%
State Street Bank & Trust Co.
10/24/17	1.30%	$443,000,000	$442,986,533
New York Branch, Yankee Dollar, Foreign Banks - 8.7%
Bayerische Landesbank
9/1/17 to 9/8/17	1.24	1,908,000,000	1,907,994,535
Landesbank Baden-Wuerttemberg New York Branch
9/5/17 to 9/8/17	1.23	1,572,000,000	1,572,005,970
			3,480,000,505
TOTAL CERTIFICATE OF DEPOSIT
(Cost $3,923,000,000)			3,922,987,038

Financial Company Commercial Paper - 2.9%
BNP Paribas Dublin Branch
9/1/17 to 9/5/17	1.09 to 1.19	263,000,000	262,958,684
BPCE SA
9/7/17	1.19	525,000,000	524,879,565
Landesbank Baden-Wurttemberg
9/1/17	1.23	389,000,000	388,987,007
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,176,862,555)			1,176,825,256

U.S. Treasury Debt - 3.0%
U.S. Treasury Obligations - 3.0%
U.S. Treasury Bills
9/21/17	1.01	1,000,000,000	999,502,260
U.S. Treasury Notes
10/31/17	1.19 (b)(c)	179,000,000	179,039,699
TOTAL U.S. TREASURY DEBT
(Cost $1,178,497,726)			1,178,541,959

U.S. Government Agency Debt - 19.9%
Federal Agencies - 19.9%
Federal Home Loan Bank 9/1/17 to 11/22/17
(Cost $7,946,064,584)	0.96 to 1.04 (b)	7,951,550,000	7,946,163,843

Non-Negotiable Time Deposit - 21.5%
Time Deposits - 21.5%
Barclays Bank PLC
9/1/17 to 9/7/17	1.20 to 1.24	1,991,000,000	1,990,998,126
BNP Paribas
9/1/17 to 9/5/17	1.18 to 1.19	1,728,000,000	1,727,999,034
Credit Agricole CIB
9/1/17	1.08	1,133,000,000	1,133,000,000
9/1/17 to 9/7/17	1.23	857,500,000	857,499,012
Credit Industriel et Commercial
9/1/17	1.07	397,000,000	397,000,000
ING Bank NV
9/1/17 to 9/7/17	1.21	1,623,300,000	1,623,297,721
Skandinaviska Enskilda Banken AB
9/1/17	1.08	598,000,000	598,000,000
SunTrust Bank
9/1/17	1.08	255,000,000	255,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $8,582,800,000)			8,582,793,893

Other Instrument - 4.2%
Corporate Bonds - 4.2%
International Bank for Reconstruction & Development
9/19/17 to 10/11/17
(Cost $1,690,633,116)	1.08 to 1.09	1,692,000,000	1,690,732,412

Interfund Loans - 0.1%
	Principal Amount	Value
With:
Fidelity 500 Index Fund at 1.35% due
9/1/17(d)	$32,294,000	$32,294,000
Mid Cap Portfolio at 1.35% due
9/1/17(d)	9,174,000	9,174,000
TOTAL INTERFUND LOANS
(Cost $41,468,000)		41,468,000
	Maturity Amount

U.S. Government Agency Repurchase Agreement - 0.4%
In a joint trading account at 1.05% dated 8/31/17 due 9/1/17 (Collateralized by U.S. Government Obligations) #
(Cost $175,381,000)	$175,386,115	175,381,000

U.S. Treasury Repurchase Agreement - 36.9%
With:
Commerz Markets LLC at 1.11%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $811,922,160, 1.50% - 3.75%, 11/15/18 - 4/30/23)	796,024,543	796,000,000
Federal Reserve Bank of New York at 1%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $13,944,387,377, 1.13% - 5.25%, 8/15/20 - 5/15/46)	13,944,387,333	13,944,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $14,740,000,000)		14,740,000,000
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $39,454,706,981)		39,454,893,401
NET OTHER ASSETS (LIABILITIES) - 1.3%		530,395,902
NET ASSETS - 100%		$39,985,289,303

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Loan is with an affiliated fund.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$175,381,000 due 9/01/17 at 1.05%
HSBC Securities (USA), Inc.	$175,381,000
$175,381,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Municipal Cash Central Fund

August 31, 2017

MCC-QTLY-1017
1.805745.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 82.6%
	Principal Amount	Value
Alabama - 4.3%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.98% 9/7/17, VRDN (a)(b)	$4,100,000	$4,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1% 9/7/17, VRDN (a)	4,100,000	4,100,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Co. Proj.) Series 2001 B, 0.93% 9/1/17, VRDN (a)(b)	2,750,000	2,750,000
West Jefferson Indl. Dev. Series 2008, 1% 9/7/17, VRDN (a)	3,390,000	3,390,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.93% 9/1/17, VRDN (a)(b)	19,265,000	19,265,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.93% 9/1/17, VRDN (a)(b)	25,790,000	25,790,000
		59,395,000
Arizona - 2.0%
Coconino County Poll. Cont. Corp. Rev. (Tucson Elec. Pwr. Co. Navajo Proj.) Series 2010 A, 0.84% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.88% 9/7/17, VRDN (a)	4,000,000	4,000,000
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Clemente Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	18,200,000	18,200,000
		27,200,000
Arkansas - 1.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.98% 9/7/17, VRDN (a)(b)	1,400,000	1,400,000
Series 2002, 1.01% 9/7/17, VRDN (a)(b)	7,000,000	7,000,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.94% 9/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	5,400,000	5,400,000
FNMA Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.94% 9/7/17, LOC Fannie Mae, VRDN (a)	795,000	795,000
		14,595,000
California - 1.6%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Irvine Apt. Cmntys. LP Proj.):
Series 2001 W2, 0.9% 9/1/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Series 2001 W3, 0.9% 9/1/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	12,700,000	12,700,000
		22,700,000
Connecticut - 2.4%
Connecticut Gen. Oblig. Series 2016 C, 0.9% 9/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	13,200,000	13,200,000
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 1989 D, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	2,800,000	2,800,000
Series 2008 E, 0.89% 9/7/17 (Liquidity Facility Bank of America NA), VRDN (a)(b)	6,600,000	6,600,000
Series D, 0.85% 9/7/17 (Liquidity Facility TD Banknorth, NA), VRDN (a)(b)	10,000,000	10,000,000
		32,600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1.04% 9/1/17, VRDN (a)(b)	1,400,000	1,400,000
Series 1988, 1.04% 9/1/17, VRDN (a)(b)	1,400,000	1,400,000
Series 1993 C, 0.97% 9/7/17, VRDN (a)	1,000,000	1,000,000
Series 1994, 1.04% 9/1/17, VRDN (a)(b)	1,300,000	1,300,000
Series 1999 B, 0.89% 9/7/17, VRDN (a)(b)	2,400,000	2,400,000
		7,500,000
District Of Columbia - 0.1%
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 0.84% 9/7/17, LOC Royal Bank of Canada, VRDN (a)(b)	1,175,000	1,175,000
Florida - 14.8%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2015, 0.91% 9/1/17, VRDN (a)(b)	68,000,000	68,000,000
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.88% 9/7/17, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.82% 9/7/17, LOC HSBC Bank U.S.A., NA, VRDN (a)(b)	22,000,000	22,000,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.85% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,300,000	1,300,000
FHLMC Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Riverwalk I Apts. Proj.) Series 2008 E, 0.88% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	4,850,000	4,850,000
FNMA:
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	14,720,000	14,720,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	13,170,000	13,170,000
(Mill Creek Apts. Proj.) Series 2004 K, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	10,100,000	10,100,000
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	6,850,000	6,850,000
Florida Hsg. Fin. Corp. Rev.:
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
(Valencia Village Apts. Proj.) Series G, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	10,150,000	10,150,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	6,500,000	6,500,000
(Morgan Creek Apts. Proj.) Series 2003, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	12,000,000	12,000,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	6,460,000	6,460,000
(West Point Villas Apts. Proj.) Series 2000 F, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	9,910,000	9,910,000
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
		204,010,000
Georgia - 2.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.95% 9/1/17, VRDN (a)	1,200,000	1,200,000
Second Series 1995, 0.96% 9/1/17, VRDN (a)	12,800,000	12,800,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.81% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,900,000	5,900,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.96% 9/1/17, VRDN (a)	2,300,000	2,300,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.86% 9/7/17, VRDN (a)(b)	4,600,000	4,600,000
FHLMC Kennesaw Dev. Auth. Multi-family Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.9% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	6,855,000	6,855,000
		33,655,000
Illinois - 0.3%
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Valley View Apts. Proj.) 0.85% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	1,190,000	1,190,000
FHLMC Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 0.9% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	1,360,000	1,360,000
FNMA Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	1,175,000	1,175,000
		3,725,000
Indiana - 0.6%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.95% 9/7/17, VRDN (a)(b)	6,100,000	6,100,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 9/7/17, VRDN (a)	1,100,000	1,100,000
Series I, 0.94% 9/7/17, VRDN (a)	400,000	400,000
		7,600,000
Iowa - 1.8%
Iowa Fin. Auth. Solid Disp. Waste Rev.:
(MidAmerican Energy Co. Proj.) Series 2016 B, 0.88% 9/7/17, VRDN (a)(b)	3,200,000	3,200,000
(MidAmerican Energy Proj.) Series 2008 A, 0.88% 9/7/17, VRDN (a)(b)	14,600,000	14,600,000
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.82% 9/7/17, LOC Northern Trust Co., VRDN (a)	7,010,000	7,010,000
		24,810,000
Kansas - 1.2%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.9% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	8,960,000	8,960,000
		15,960,000
Kentucky - 3.2%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.89% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	7,100,000	7,100,000
Series 2006 B, 0.89% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	4,800,000	4,800,000
Series 2008 A, 0.87% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	10,900,000	10,900,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.93% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.82% 9/7/17, VRDN (a)(b)	18,600,000	18,600,000
		44,400,000
Louisiana - 5.7%
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.) Series 1992 A, 0.89% 9/1/17, VRDN (a)(b)	19,000,000	19,000,000
(Shell Oil Co.-Norco Proj.) Series 1991, 0.89% 9/1/17, VRDN (a)(b)	50,000,000	50,000,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.92% 9/7/17, VRDN (a)	3,400,000	3,400,000
Series 2010 B1, 0.91% 9/7/17, VRDN (a)	6,150,000	6,150,000
		78,550,000
Nebraska - 1.6%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2016 B, 0.82% 9/7/17 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	30,000	30,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.98% 9/7/17, VRDN (a)(b)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.86% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	20,000,000	20,000,000
		22,230,000
Nevada - 1.5%
Clark County Arpt. Rev. Series 2008 C1, 0.85% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,100,000	5,100,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) 0.85% 9/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,700,000	5,700,000
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.84% 9/7/17, VRDN (a)(b)	5,100,000	5,100,000
Series 2016 D, 0.88% 9/7/17, VRDN (a)(b)	1,600,000	1,600,000
Series 2016 E, 0.85% 9/7/17, VRDN (a)(b)	3,300,000	3,300,000
		20,800,000
New York - 17.5%
New York City Gen. Oblig. Series 2008, 0.85% 9/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	10,600,000	10,600,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.92% 9/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	3,000,000	3,000,000
Series 2002 A, 0.92% 9/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	15,000,000	15,000,000
Series 2004 A, 0.92% 9/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	10,400,000	10,400,000
(455 West 37th Street Hsg. Proj.) Series A, 0.92% 9/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	63,160,000	63,160,000
(505 West 37th Street Proj.) Series 2008 A, 0.94% 9/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	8,000,000	8,000,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (State Renaissance Court Proj.) Series A, 0.87% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	28,700,000	28,700,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.81% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	70,150,000	70,150,000
(Parkledge Apts. Hsg. Proj.) Series A, 0.82% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	10,000	10,000
(Sea Park East Hsg. Proj.) Series 2004 A, 0.95% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
FNMA New York Hsg. Fin. Agcy. Rev.:
(1500 Lexington Avenue Proj.) Series A, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	1,700,000	1,700,000
(Chelsea Apts. Proj.) Series 2003 A, 0.9% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	9,300,000	9,300,000
(West 23rd Street Hsg. Proj.) Series 2002 A, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	7,200,000	7,200,000
		240,520,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.01% 9/7/17, VRDN (a)(b)	600,000	600,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.83% 9/7/17, LOC Branch Banking & Trust Co., VRDN (a)(b)	1,050,000	1,050,000
		1,650,000
Oregon - 0.4%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.84% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	5,500,000	5,500,000
Pennsylvania - 1.2%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.88% 9/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,570,000	1,570,000
Philadelphia Arpt. Rev. Series 2005 C1, 0.84% 9/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	14,580,000	14,580,000
		16,150,000
South Carolina - 4.0%
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.85% 9/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	29,765,000	29,765,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.85% 9/7/17, LOC TD Banknorth, NA, VRDN (a)(b)	24,900,000	24,900,000
		54,665,000
Tennessee - 7.9%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2005, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	4,800,000	4,800,000
Series 2008, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	49,085,000	49,085,000
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.85% 9/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	4,500,000	4,500,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	7,840,000	7,840,000
Series 2006, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	42,155,000	42,155,000
		108,380,000
Texas - 2.9%
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.) Series 2000 A, 0.88% 9/1/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	7,500,000	7,500,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.98% 9/7/17, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.89% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	1,100,000	1,100,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	9,100,000	9,100,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	2,600,000	2,600,000
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.95% 9/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,000,000	1,000,000
FNMA Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. (Mayfair Park Apts. Proj.) Series 2004, 0.89% 9/7/17, LOC Fannie Mae, VRDN (a)(b)	5,700,000	5,700,000
		40,560,000
Virginia - 0.5%
FHLMC Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.89% 9/7/17, LOC Freddie Mac, VRDN (a)(b)	7,000,000	7,000,000
Washington - 0.6%
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.87% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	2,305,000	2,305,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Le May Enterprise Proj.) Series 2005 B, 0.89% 9/7/17, LOC Bank of America NA, VRDN (a)(b)	2,030,000	2,030,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Ballard Landmark Inn Proj.) Series 2015 A, 0.92% 9/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,000,000	4,000,000
		8,335,000
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.03% 9/7/17, VRDN (a)(b)	4,200,000	4,200,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1% 9/7/17, VRDN (a)(b)	4,000,000	4,000,000
		8,200,000
Wisconsin - 0.0%
Kohler Solid Waste Disp. (Kohler Co. Proj.) Series 1997, 1% 9/1/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	700,000	700,000
Wyoming - 1.8%
Converse County Envir. Impt. Rev. Series 1995, 0.93% 9/7/17, VRDN (a)(b)	3,100,000	3,100,000
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.87% 9/7/17, VRDN (a)	1,500,000	1,500,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.):
Series 2009 A, 0.82% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,000,000	10,000,000
Series 2009 B, 0.82% 9/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	7,000,000	7,000,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.86% 9/7/17, VRDN (a)	3,500,000	3,500,000
		25,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,137,665,000)		1,137,665,000

Tender Option Bond - 13.9%
Arizona - 0.1%
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,300,000	1,300,000
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,295,000	1,295,000
Colorado - 1.4%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.99% 9/7/17 (Liquidity Facility Citibank NA) (a)(c)	500,000	500,000
Series ZF 04 17, 0.94% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	800,000	800,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	650,000	650,000
JPMorgan Chase Participating VRDN Series 5008, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	17,080,000	17,080,000
		19,630,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700,000	2,700,000
District Of Columbia - 0.1%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,000,000	1,000,000
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,085,000	1,085,000
		2,085,000
Florida - 0.5%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,200,000	2,200,000
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	500,000	500,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	900,000	900,000
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series ZF 03 29, 0.94% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700,000	2,700,000
		7,400,000
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 0.94%, tender 11/16/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000,000	1,000,000
Illinois - 1.5%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800,000	1,800,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.99% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	400,000	400,000
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 0.85% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,545,000	5,545,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600,000	600,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series 15 XM 0078, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,090,000	5,090,000
Southwestern Ill Dev. Auth. Heal Participating VRDN Series Putters 5014, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
The County of Cook Participating VRDN Series XF 23 13, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	985,000	985,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.85% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	1,125,000	1,125,000
		20,545,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,500,000	1,500,000
Iowa - 0.1%
Iowa St Spl. Oblig. Participating VRDN Series Floaters XX 10 56, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000,000	1,000,000
Kentucky - 0.1%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	800,000	800,000
Louisiana - 0.1%
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700,000	1,700,000
Maryland - 0.6%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.87% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600,000	1,600,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0130, 0.82% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,275,000	7,275,000
		8,875,000
Massachusetts - 1.8%
JPMorgan Chase Participating VRDN Series Putters 16 5005, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,700,000	4,700,000
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)	17,100,000	17,100,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 0.99%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)(f)	3,346,000	3,346,000
		25,146,000
Michigan - 1.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,650,000	4,650,000
JPMorgan Chase Participating VRDN Series Putters 5009, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,050,000	14,050,000
		18,700,000
Missouri - 0.3%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,100,000	4,100,000
Montana - 0.4%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	5,300,000	5,300,000
Nebraska - 0.2%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,700,000	1,700,000
Series Floaters XX 10 04, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200,000	1,200,000
		2,900,000
New Jersey - 0.1%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.96% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,100,000	1,100,000
North Carolina - 0.1%
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	1,000,000	1,000,000
Ohio - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	300,000	300,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	800,000	800,000
		1,100,000
Pennsylvania - 0.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 5011, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000,000	5,000,000
South Carolina - 0.4%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,200,000	5,200,000
Series Floaters XG 01 49, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	900,000	900,000
		6,100,000
Texas - 0.3%
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(e)	5,000	5,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 16 ZF 0282, 0.83% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000,000	4,000,000
		4,005,000
Utah - 0.2%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700,000	2,700,000
Virginia - 0.1%
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,310,000	1,310,000
Washington - 1.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 5002, 0.9% 9/1/17 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(c)	21,985,000	21,985,000
Wisconsin - 1.5%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,290,000	2,290,000
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)(f)	15,000,000	15,000,000
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(e)(f)	2,900,000	2,900,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	700,000	700,000
		20,890,000
TOTAL TENDER OPTION BOND
(Cost $191,166,000)		191,166,000

Other Municipal Security - 3.5%
Arizona - 0.9%
Phoenix Civic Impt. Corp. Series 14B1, 0.87% 9/5/17, LOC Bank of America NA, CP (b)	12,500,000	12,500,000
Georgia - 1.0%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	3,785,000	3,785,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(e)	10,240,000	10,240,000
		14,025,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	1,100,000	1,099,989
Massachusetts - 0.6%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 9/5/17, CP mode	1,200,000	1,200,000
Series 1993 A, 1% tender 10/6/17, CP mode	3,400,000	3,399,966
Series 93B:
0.95% tender 9/11/17, CP mode	2,900,000	2,900,000
0.98% tender 9/28/17, CP mode	1,300,000	1,300,000
		8,799,966
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 A:
1.05% tender 10/13/17, CP mode (b)	4,100,000	4,100,000
1.07% tender 9/5/17, CP mode (b)	1,400,000	1,399,973
Series A1, 1.03% tender 9/7/17, CP mode (b)	3,000,000	3,000,000
		8,499,973
Virginia - 0.2%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 1.03% tender 9/14/17, CP mode (b)	2,500,000	2,500,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 1.07% tender 9/5/17, CP mode (b)	1,600,000	1,600,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $49,025,000)		49,024,928
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,377,856,000)		1,377,855,928
NET OTHER ASSETS (LIABILITIES) - 0.0%		(92,433)
NET ASSETS - 100%		$1,377,763,495

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,800,000 or 0.6% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,246,000 or 1.5% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 0.99%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$3,346,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	8/11/16 - 6/1/17	$15,000,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$2,900,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Securities Lending Cash Central Fund

August 31, 2017

CCC-QTLY-1017
1.805768.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 9.9%
	Yield(a)	Principal Amount	Value
Domestic Certificates Of Deposit - 1.2%
State Street Bank & Trust Co.
10/24/17	1.30%	$257,000,000	$256,992,187
New York Branch, Yankee Dollar, Foreign Banks - 8.7%
Bayerische Landesbank
9/1/17 to 9/8/17	1.24	1,092,000,000	1,091,996,886
Landesbank Baden-Wuerttemberg New York Branch
9/5/17 to 9/8/17	1.23	897,000,000	897,003,407
			1,989,000,293
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,246,000,000)			2,245,992,480

Financial Company Commercial Paper - 2.9%
BNP Paribas Dublin Branch
9/5/17	1.19	133,000,000	132,978,374
BPCE SA
9/7/17	1.19	303,000,000	302,930,492
Landesbank Baden-Wurttemberg
9/1/17	1.23	226,000,000	225,992,452
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $661,922,319)			661,901,318

U.S. Treasury Debt - 3.6%
U.S. Treasury Obligations - 3.6%
U.S. Treasury Bills
9/21/17	1.01	500,000,000	499,751,130
U.S. Treasury Notes
10/31/17	1.19 (b)(c)	321,000,000	321,071,191
TOTAL U.S. TREASURY DEBT
(Cost $820,778,487)			820,822,321

U.S. Government Agency Debt - 21.9%
Federal Agencies - 21.9%
Federal Home Loan Bank
9/1/17 to 11/22/17
(Cost $4,998,400,000)	0.96 to 1.04 (b)	4,998,400,000	4,995,161,699

Non-Negotiable Time Deposit - 21.0%
Time Deposits - 21.0%
Barclays Bank PLC
9/1/17 to 9/7/17	1.20 to 1.24	1,131,000,000	1,130,998,934
BNP Paribas
9/1/17 to 9/5/17	1.18 to 1.19	1,003,879,000	1,003,878,451
Credit Agricole CIB
9/1/17	1.08	639,000,000	639,000,000
9/1/17 to 9/7/17	1.23	492,000,000	491,999,438
Credit Industriel et Commercial
9/1/17	1.07	225,000,000	225,000,000
ING Bank NV
9/1/17 to 9/7/17	1.21	931,200,000	931,198,696
Skandinaviska Enskilda Banken AB
9/1/17	1.08	221,000,000	221,000,000
SunTrust Bank
9/1/17	1.08	145,000,000	145,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $4,788,079,000)			4,788,075,519

Other Instrument - 4.6%
Corporate Bonds - 4.6%
International Bank for Reconstruction & Development
9/19/17 to 10/11/17
(Cost $1,058,000,000)	1.08 to 1.09	1,058,000,000	1,057,228,588

U.S. Government Agency Repurchase Agreement - 0.0%
	Maturity Amount	Value
In a joint trading account at 1.05% dated 8/31/17 due 9/1/17 (Collateralized by U.S. Government Obligations) #		$
(Cost $345,000)	$345,010	$345,000

U.S. Treasury Repurchase Agreement - 34.1%
With:
Commerz Markets LLC at 1.11%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $461,041,868, 1.38% - 3.63%, 2/15/20 - 10/31/22)	452,013,937	452,000,000
Federal Reserve Bank of New York at 1%, dated 8/31/17 due 9/1/17 (Collateralized by U.S. Treasury Obligations valued at $7,323,203,520, 2.00% - 4.75%, 2/15/23 - 2/15/41)	7,323,203,417	7,323,000,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $7,775,000,000)		7,775,000,000
TOTAL INVESTMENT IN SECURITIES - 98.0%
(Cost $22,344,393,492)		22,344,526,925
NET OTHER ASSETS (LIABILITIES) - 2.0%		448,819,764
NET ASSETS - 100%		$22,793,346,689

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$345,000 due 9/01/17 at 1.05%
HSBC Securities (USA), Inc.	$345,000
$345,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Tax-Free Cash Central Fund

August 31, 2017

TFC-QTLY-1017
1.805752.113

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 73.5%
	Principal Amount	Value
Alabama - 3.3%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1% 9/7/17, VRDN (a)	$1,400,000	$1,400,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.91% 9/1/17, VRDN (a)	20,450,000	20,450,000
West Jefferson Indl. Dev. Series 2008, 1% 9/7/17, VRDN (a)	1,200,000	1,200,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.87% 9/1/17, VRDN (a)	1,000,000	1,000,000
		24,050,000
Connecticut - 0.7%
Connecticut Gen. Oblig. Series 2016 C, 0.9% 9/7/17 (Liquidity Facility Bank of America NA), VRDN (a)	5,400,000	5,400,000
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 0.97% 9/7/17, VRDN (a)	300,000	300,000
District Of Columbia - 1.4%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.86% 9/7/17, LOC Bank of America NA, VRDN (a)	5,280,000	5,280,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.84% 9/1/17, LOC TD Banknorth, NA, VRDN (a)	4,825,000	4,825,000
		10,105,000
Florida - 6.0%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.84% 9/1/17, VRDN (a)	8,235,000	8,235,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.87% 9/1/17, VRDN (a)	9,700,000	9,700,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.84% 9/1/17, VRDN (a)	4,900,000	4,900,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.86% 9/1/17, VRDN (a)	17,000,000	17,000,000
Palm Beach County Rev. (Benjamin Private School Proj.) 0.86% 9/7/17, LOC Northern Trust Co., VRDN (a)	4,120,000	4,120,000
		43,955,000
Georgia - 6.5%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.94% 9/1/17, VRDN (a)	7,325,000	7,325,000
Second Series 1995, 0.96% 9/1/17, VRDN (a)	1,350,000	1,350,000
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.81% 9/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	32,105,000	32,105,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.97% 9/1/17, VRDN (a)	5,500,000	5,500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1997, 0.96% 9/1/17, VRDN (a)	1,800,000	1,800,000
		48,080,000
Illinois - 3.4%
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.8% 9/7/17, LOC Northern Trust Co., VRDN (a)	19,150,000	19,150,000
Series 2011 B, 0.79% 9/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	6,050,000	6,050,000
		25,200,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 9/7/17, VRDN (a)	300,000	300,000
Series I, 0.94% 9/7/17, VRDN (a)	400,000	400,000
		700,000
Iowa - 0.3%
Iowa Higher Ed. Ln. Auth. Rev. (Des Moines Univ. Proj.) 0.85% 9/1/17, LOC BMO Harris Bank NA, VRDN (a)	2,000,000	2,000,000
Louisiana - 6.9%
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2008 A, 0.85% 9/1/17, VRDN (a)	35,900,000	35,900,000
Series 2010, 0.79% 9/7/17, VRDN (a)	2,700,000	2,700,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.87% 9/1/17, VRDN (a)	9,300,000	9,300,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.92% 9/7/17, VRDN (a)	660,000	660,000
Series 2010 B1, 0.91% 9/7/17, VRDN (a)	2,400,000	2,400,000
		50,960,000
Massachusetts - 0.8%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 A2, 0.8% 9/7/17, LOC Barclays Bank PLC, VRDN (a)	5,700,000	5,700,000
Michigan - 1.8%
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.87% 9/1/17, LOC Comerica Bank, VRDN (a)	13,200,000	13,200,000
Mississippi - 5.6%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.82% 9/1/17, VRDN (a)	13,700,000	13,700,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.83% 9/1/17 (Chevron Corp. Guaranteed), VRDN (a)	2,100,000	2,100,000
Series 2007 D, 0.83% 9/1/17 (Chevron Corp. Guaranteed), VRDN (a)	20,550,000	20,550,000
Series 2011 E, 0.83% 9/1/17, VRDN (a)	5,000,000	5,000,000
		41,350,000
New York - 23.7%
New York City Gen. Oblig.:
Series 2006 I6, 0.84% 9/1/17 (Liquidity Facility Bank of New York, New York), VRDN (a)	4,375,000	4,375,000
Series 2008 J6, 0.86% 9/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	4,225,000	4,225,000
Series 2013 A2, 0.86% 9/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	6,530,000	6,530,000
Series 2013 A3, 0.86% 9/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,300,000	1,300,000
Series 2017 A-7, 0.86% 9/1/17 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	21,220,000	21,220,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB2, 0.83% 9/1/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,000,000	16,000,000
Series 2014 AA:
0.85% 9/1/17 (Liquidity Facility Bank of Montreal), VRDN (a)	2,500,000	2,500,000
0.86% 9/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	6,650,000	6,650,000
Series 2017 BB, 0.85% 9/1/17 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,205,000	3,205,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.85% 9/5/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	12,520,000	12,520,000
Series 2010, 0.85% 9/5/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,855,000	11,855,000
Series 2014, 0.86% 9/1/17 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	5,500,000	5,500,000
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.):
Series 2009 A, 0.86% 9/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	15,000,000	15,000,000
Series 2009 B, 0.86% 9/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,605,000	14,605,000
Series 2014 A, 0.85% 9/1/17, LOC PNC Bank NA, VRDN (a)	5,000,000	5,000,000
New York Metropolitan Trans. Auth. Rev. Series 2005 E1, 0.85% 9/1/17, LOC Bank of Montreal, VRDN (a)	14,000,000	14,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, 0.86% 9/1/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	30,240,000	30,240,000
		174,725,000
Pennsylvania - 0.2%
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 0.88% 9/7/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	395,000	395,000
FNMA Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.83% 9/7/17, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
		1,495,000
Tennessee - 9.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2003, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	4,580,000	4,580,000
Series 2005, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	14,605,000	14,605,000
Series 2008, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	19,090,000	19,090,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.):
Series 2004, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	12,500,000	12,500,000
Series 2006, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	9,900,000	9,900,000
Series 2008, 0.9% 9/1/17, LOC Bank of America NA, VRDN (a)	10,300,000	10,300,000
		70,975,000
Texas - 2.5%
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	300,000	300,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.):
Series 2010 A, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 2012, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	6,300,000	6,300,000
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.83% 9/7/17 (Total SA Guaranteed), VRDN (a)	700,000	700,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.83% 9/1/17, VRDN (a)	8,400,000	8,400,000
		18,700,000
Washington - 0.0%
FHLMC Vancouver Hsg. Auth. Rev. Series 2008, 0.79% 9/7/17, LOC Freddie Mac, VRDN (a)	105,000	105,000
Wisconsin - 0.6%
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 2012 B, 0.85% 9/1/17, LOC Bank of Montreal, VRDN (a)	4,300,000	4,300,000
Wyoming - 0.1%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.86% 9/7/17, VRDN (a)	630,000	630,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $541,930,000)		541,930,000

Tender Option Bond - 23.9%
Arizona - 0.1%
Mesa Util. Sys. Rev. Bonds Series Solar 17 0026, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	300,000	300,000
Rowan Univ. Participating VRDN Series 2016 XF 2337, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	500,000	500,000
		800,000
California - 0.1%
Dignity Health Participating VRDN Series 17 04, 0.87% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
Colorado - 3.9%
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	200,000	200,000
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.99% 9/7/17 (Liquidity Facility Citibank NA) (a)(b)	200,000	200,000
Series ZF 04 17, 0.94% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	295,000	295,000
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	1,200,000	1,200,000
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(b)	1,500,000	1,500,000
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	200,000	200,000
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	595,000	595,000
JPMorgan Chase Participating VRDN Series 5008, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	24,300,000	24,300,000
		28,490,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	1,000,000	1,000,000
District Of Columbia - 0.5%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
District of Columbia Gen. Oblig. Bonds Series 2016 23, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	2,760,000	2,760,000
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
		3,460,000
Florida - 0.4%
Brooks Health Sys. Participating VRDN Series XG 0064, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	800,000	800,000
Eclipse Fdg. Trust Various States Bonds Series Solar 2017 37, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	200,000	200,000
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	900,000	900,000
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	500,000	500,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
		2,800,000
Georgia - 0.1%
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 0.94%, tender 11/16/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	500,000	500,000
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series Solar 17 0031, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	300,000	300,000
Honolulu City & County Gen. Oblig. Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	400,000	400,000
		700,000
Illinois - 3.5%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	700,000	700,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.99% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	100,000	100,000
Illinois Gen. Oblig. Participating VRDN Series Floaters E97, 0.85% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	2,100,000	2,100,000
Illinois Sales Tax Rev. Participating VRDN Series XF 24 06, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	200,000	200,000
Southwestern Ill Dev. Auth. Heal Participating VRDN Series Putters 5014, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank)(a)(b)	22,000,000	22,000,000
The County of Cook Participating VRDN Series XF 23 13, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.85% 9/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)	500,000	500,000
		25,900,000
Indiana - 0.1%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	650,000	650,000
Kansas - 0.0%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.84% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
Kentucky - 0.0%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
Louisiana - 0.6%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.84% 9/7/17 (Liquidity Facility Citibank NA) (a)(b)	3,500,000	3,500,000
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	600,000	600,000
		4,100,000
Maryland - 0.1%
Maryland Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.87% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	700,000	700,000
Massachusetts - 0.7%
Massachusetts Gen. Oblig. Bonds:
Series Clipper 09 67, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)	4,200,000	4,200,000
Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 0.99%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	904,000	904,000
		5,104,000
Michigan - 4.8%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 17 012, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,700,000	1,700,000
JPMorgan Chase Participating VRDN Series Putters 5009, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	33,520,000	33,520,000
		35,220,000
Missouri - 0.2%
Missouri St Hefa Edl. Facilities Rev. Participating VRDN Series Floaters 17 010, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,500,000	1,500,000
Montana - 0.3%
Missoula Mont Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	2,100,000	2,100,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	400,000	400,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.96% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
New York - 1.0%
JPMorgan Chase Participating VRDN Series Putters 5012, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,600,000	7,600,000
North Carolina - 0.1%
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	200,000	200,000
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	245,000	245,000
		445,000
Ohio - 0.0%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 0.85% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	100,000	100,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 0.97% 10/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	300,000	300,000
		400,000
Oklahoma - 0.1%
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	400,000	400,000
Oregon - 0.1%
Clackamas County School District #7J Bonds Series Solar 0053, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	400,000	400,000
Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 5011, 0.9% 9/1/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	18,000,000	18,000,000
South Carolina - 0.6%
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	400,000	400,000
Lexington County Health Svcs. District, Inc. Hosp. Rev. Participating VRDN Series Floaters XF 23 68 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,495,000	1,495,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,575,000	2,575,000
Series Floaters XG 01 49, 0.86% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	300,000	300,000
		4,770,000
Texas - 0.8%
Cypress-Fairbanks Independent School District Bonds Series 2016 7, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	300,000	300,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	495,000	495,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series 16 ZF 0307, 0.89% 9/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000,000	5,000,000
		5,795,000
Utah - 0.1%
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.84% 9/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)	600,000	600,000
Vermont - 0.4%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.84% 9/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)	2,850,000	2,850,000
Virginia - 0.3%
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 0.82% 9/7/17 (Liquidity Facility Citibank NA) (a)(b)	2,100,000	2,100,000
Virginia Gen. Oblig. Bonds Series 2016 11, SIFMA Municipal Swap Index + 0.050% 0.84%, tender 9/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	280,000	280,000
		2,380,000
Washington - 2.1%
King County Swr. Rev. Participating VRDN Series EGL 14 0047, 0.83% 9/7/17 (Liquidity Facility Citibank NA) (a)(b)	15,775,000	15,775,000
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	900,000	900,000
Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(e)	700,000	700,000
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 0.86% 9/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)	300,000	300,000
		1,900,000
TOTAL TENDER OPTION BOND
(Cost $176,239,000)		176,239,000

Other Municipal Security - 1.1%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,095,000	1,095,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.89%, tender 12/1/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,280,000	3,280,000
		4,375,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.93% tender 10/3/17, CP mode	500,000	499,995
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 9/5/17, CP mode	400,000	400,000
Series 1993 A, 1% tender 10/6/17, CP mode	1,600,000	1,599,984
		1,999,984
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B:
0.95% tender 9/11/17, CP mode	1,100,000	1,100,000
0.98% tender 9/28/17, CP mode	600,000	600,000
		1,700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $8,575,000)		8,574,979
TOTAL INVESTMENT IN SECURITIES - 98.5%
(Cost $726,744,000)		726,743,979
NET OTHER ASSETS (LIABILITIES) - 1.5%		10,789,413
NET ASSETS - 100%		$737,533,392

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,400,000 or 0.5% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,504,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, SIFMA Municipal Swap Index + 0.200% 0.99%, tender 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/28/16	$904,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 36, SIFMA Municipal Swap Index + 0.200% 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/15/16 - 6/1/17	$900,000
Wisconsin Gen. Oblig. Participating VRDN Series Clipper 09 53, SIFMA Municipal Swap Index + 0.200% 0.99% 9/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston)	9/12/16	$700,000

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 27, 2017